Accrued expenses, deferred revenue and other liabilities - Subscript (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2014	Dec. 31, 2017	Jul. 03, 2017	Dec. 31, 2016
Disclosure of Accounting Policies [Line Items]
Non-current deferred revenue		€ 2,204		€ 1,171
Current deferred revenue		3,513		3,178
Financial liabilities		8,746		8,092
Microsoft agreement
Disclosure of Accounting Policies [Line Items]
Non-current deferred revenue		924		1,080
Current deferred revenue		€ 155		€ 155
Term of non-exclusive license to patents	10 years	10 years
Nokia Shanghai Bell Co., Ltd
Disclosure of Accounting Policies [Line Items]
Financial liabilities		€ 672	€ 737